RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party balances (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related party transaction [Line items]
Contract liabilities	$ 1,163	$ 150
Loan receivable from a related party	302,632	269,539
Short-term borrowings	1,023,684	802,519
Related party
Related party transaction [Line items]
Accounts Receivable	110,143	107,816
Contract liabilities	1,163	150
Prepayments and other current assets, net	149,010	74,558
Other non-current assets	878	1,113
Accounts payable	358,891	410,433
Accrued expenses and other current liabilities	231,419	213,582
Other non-current liabilities	1,537	1,471
Operating lease liabilities, current	1,625	1,028
Operating lease liabilities, non-current	4,025	10,729
Loan receivable from a related party	302,632	269,539
Short-term borrowings	390,406	199,570
Related party | Lease agreements
Related party transaction [Line items]
Operating lease liabilities, non-current	$ 4,025	$ 10,729